STOCK OPTIONS AND WARRANTS (Details Narrative) - USD ($)			1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 13, 2018	May 15, 2018	May 25, 2017	Jun. 17, 2016	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Options granted							(31,500,000)		33,000,000	35,000
Exercise price					$ 1.00		$ 1.00
Stock compensation expense					$ 78,535	$ 78,536	$ 448,800	$ 157,071
Stock compensation expense unamortized							$ 3,486,320
Weighted average remaining life							11 months
2018 Equity Incentive Plan [Member]
Issuance of common stock, description		The Plan provides for the issuance of up to 45,000,000 shares of the Company’s common stock, par value $0.001 per share
Officers and Directors [Member]
Purchase of common stock by award option	31,500,000
Stock option, vesting term, description	These options vest monthly over 12 months and have a term of 10 years.
Option, exercise price	$ 0.14
Fair value of options	$ 3,803,258
Stock Options [Member]
Intrinsic value of the vested stock options price					$ 0.13		$ 0.13		$ 0.1659
Officer [Member]
Options granted				33,000,000
Exercisable price				$ 0.0201
Option term				10 years
Fair value of option				$ 628,283
Extended term description				Company extended the term of previously granted options in aggregate of 13,500,000 initially expiring from November 2019 to July 2020 by five years to November 2024 to July 2025.
Vesting, description				Monthly over 24 months
Change in fair value of option modifications										$ 53,858
Stock compensation expense									$ 319,460	$ 183,249
Stock compensation expense unamortized									$ 130,892
Weighted average remaining life									6 months
Consultant [Member] | Stock Options [Member]
Options granted			35,000
Option term			5 years
Fair value of option			$ 5,318
Vesting, description			Immediately
Exercise price			$ 0.016